Offerings	Feb. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.750% Senior Notes due 2031 of Jacobs Solutions Inc.
Amount Registered | shares	800,000,000
Proposed Maximum Offering Price per Unit	0.99987
Maximum Aggregate Offering Price	$ 799,896,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 110,465.64
Offering Note
(1)
Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). This filing fee table shall be deemed to update the “Calculation of Filing Fee Table” in the registrants’ Registration Statement on Form
S-3ASR
(File Nos.
333-293127
and
333-293127-01)
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 4.750% Senior Notes Due 2031 of Jacobs Engineering Group Inc.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note
(2)
Jacobs Engineering Group Inc. will fully and unconditionally guarantee the 3.750% Senior Notes due 2031 and 5.375% Senior Notes due 2036, each issued by Jacobs Solutions Inc. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to each such guarantee.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.375% Senior Notes due 2036 of Jacobs Solutions Inc.
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99893
Maximum Aggregate Offering Price	$ 499,465,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,976.12
Offering Note
(1)
Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). This filing fee table shall be deemed to update the “Calculation of Filing Fee Table” in the registrants’ Registration Statement on Form
S-3ASR
(File Nos.
333-293127
and
333-293127-01)
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 5.375% Senior Notes due 2036 of Jacobs Engineering Group Inc.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note
(2)
Jacobs Engineering Group Inc. will fully and unconditionally guarantee the 3.750% Senior Notes due 2031 and 5.375% Senior Notes due 2036, each issued by Jacobs Solutions Inc. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to each such guarantee.